Leases (Details) - MXN ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Right-of-use assets [abstract]
Balance		$ 217,037,091	$ 591,039
Additions		31,364,829	223,229,743
Depreciation charge for the year		(48,236,212)	(6,783,691)		$ (540,642)
Balance		200,165,708	217,037,091		591,039
Amounts recognized in profit and loss [Abstract]
Interest on lease liabilities		21,298,127	3,282,685		49,704
Expenses related to short-term leases		0	1,506,962		319,498
Amounts recognized in profit and loss		21,298,127	4,789,647		369,202
Amounts recognized in the consolidated and combined statement of cash flow [Abstract]
Total cash outflow		$ 53,910,165	19,175,084		586,399
Guarantee deposits			4,870,138
Arrendadora Coppel, S.A.P.I. de C.V [Member]
Right-of-use assets [abstract]
Period of hotel equipment contract		5 years
Hotel Equipment [Member]
Right-of-use assets [abstract]
Balance	[1]	$ 199,957,781	0
Additions		31,364,829	203,886,899	[1]
Depreciation charge for the year		(43,862,445)	(3,929,118)	[1]
Balance		187,460,165	199,957,781	[1]	0	[1]
Offices [Member]
Right-of-use assets [abstract]
Balance		15,253,909	0
Additions		0	17,094,898
Depreciation charge for the year		(3,155,981)	(1,840,989)
Balance		12,097,928	15,253,909		0
Vehicles [Member]
Right-of-use assets [abstract]
Balance		1,825,401	591,039		1,131,681
Additions		0	2,247,946
Depreciation charge for the year		(1,217,786)	(1,013,584)		(540,642)
Balance		$ 607,615	$ 1,825,401		$ 591,039

[1]	On November 8, 2023, Operadora Hotelera GI, S. A. de C. V. entered into a leasing agreement with Arrendadora Coppel, S.A.P.I. de C.V. for hotel equipment for a period of 5 years, rent payments are fixed throughout the contract.